Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000142758
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Institutional Class Shares	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 10,215,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.6%
Repurchase Agreement	0.4%
Singapore	1.6%
Sweden	1.6%
Thailand	1.7%
Spain	1.8%
Switzerland	2.2%
Canada	2.3%
China	2.7%
South Korea	3.2%
France	4.2%
United Kingdom	5.6%
Japan	7.1%
United States	51.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.6%
Bristol-Myers Squibb	2.0%
Jazz Pharmaceuticals PLC	1.6%
Arrow Electronics	1.5%
Altria Group	1.4%
Verizon Communications	1.4%
ExxonMobil	1.4%
TD SYNNEX	1.3%
Bank of New York Mellon	1.3%
Novartis	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/
C000142759
Shareholder Report [Line Items]
Fund Name	LSV Global Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Global Managed Volatility Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/global-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Managed Volatility Fund, Investor Class Shares	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 10,215,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.6%
Repurchase Agreement	0.4%
Singapore	1.6%
Sweden	1.6%
Thailand	1.7%
Spain	1.8%
Switzerland	2.2%
Canada	2.3%
China	2.7%
South Korea	3.2%
France	4.2%
United Kingdom	5.6%
Japan	7.1%
United States	51.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems	2.6%
Bristol-Myers Squibb	2.0%
Jazz Pharmaceuticals PLC	1.6%
Arrow Electronics	1.5%
Altria Group	1.4%
Verizon Communications	1.4%
ExxonMobil	1.4%
TD SYNNEX	1.3%
Bank of New York Mellon	1.3%
Novartis	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-managed-volatility-fund/